CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional paid in capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2014	$ 12,000	$ 108,970	$ 12,410,625	$ 482,322	$ 13,013,917
Balance (in shares) at Dec. 31, 2014	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			4,395,594		4,395,594
Foreign currency translation loss				(927,892)	(927,892)
Balance at Dec. 31, 2015	$ 12,000	108,970	16,806,219	(445,570)	16,481,619
Balance (in shares) at Dec. 31, 2015	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance shares - IPO	$ 2,695	10,128,995			10,131,690
Issuance shares - IPO (in shares)	2,695,347
Net income			5,934,885		5,934,885
Foreign currency translation loss				(1,401,124)	(1,401,124)
Balance at Dec. 31, 2016	$ 14,695	$ 10,237,965	$ 22,741,104	$ (1,846,694)	$ 31,147,070
Balance (in shares) at Dec. 31, 2016	14,695,347